UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

     WOMEN'S EQUITY FUND
     SCHEDULE OF INVESTMENTS (UNAUDITED)
     DECEMBER 31, 2005

       SHARES                                                     VALUE
       ------                                                     -----
               COMMON STOCKS - 97.9%
               AUTOMOBILES & COMPONENTS - 0.6%
       4,000   Harley-Davidson, Inc.                            $   205,960
                                                                -----------
               BANKS - 13.3%
      17,000   AmSouth Bancorp                                      445,570
      18,000   Bank of America Corp.                                830,700
      12,000   Comerica, Inc.                                       681,120
      12,600   Commerce Bancshares, Inc.                            656,712
       4,000   SunTrust Banks, Inc.                                 291,040
      13,000   Wachovia Corp.                                       687,180
       5,000   Wells Fargo & Co.                                    314,150
      18,000   Wilmington Trust Corp.                               700,380
                                                                -----------
                                                                  4,606,852
                                                                -----------
               CAPITAL GOODS - 9.4%
       8,500   3M Co.                                               658,750
      12,000   Dover Corp.                                          485,880
       9,500   Illinois Tool Works, Inc.                            835,905
       8,000   Teleflex, Inc.                                       519,840
      10,800   W.W. Grainger, Inc.                                  767,880
                                                                -----------
                                                                  3,268,255
                                                                -----------
               CONSUMER DURABLES & APPAREL - 3.0%
      20,000   Leggett & Platt, Inc.                                459,200
       6,500   Nike, Inc. - Class B                                 564,135
                                                                -----------
                                                                  1,023,335
                                                                -----------
               DIVERSIFIED FINANCIALS - 6.2%
       3,000   The Charles Schwab Corp.                              44,010
      13,000   MBNA Corp.                                           352,950
      11,500   Northern Trust Corp.                                 595,930
       8,000   State Street Corp.                                   443,520
      10,000   T. Rowe Price Group, Inc.                            720,300
                                                                -----------
                                                                  2,156,710
                                                                -----------
               ENERGY - 6.7%
       6,500   Apache Corp.                                         445,380
      29,000   BP PLC - ADR                                       1,862,380
                                                                -----------
                                                                  2,307,760
                                                                -----------
               FOOD & STAPLES RETAILING - 3.4%
      14,000   Costco Wholesale Corp.                               692,580
      15,600   Sysco Corp.                                          484,380
                                                                -----------
                                                                  1,176,960
                                                                -----------
               FOOD BEVERAGE & TOBACCO - 2.8%
       8,000   The Hershey Co.                                      442,000
       9,000   PepsiCo, Inc.                                        531,720
                                                                -----------
                                                                    973,720
                                                                -----------
               HEALTH CARE EQUIPMENT & SERVICES - 8.9%
       7,000   Becton, Dickinson & Co.                              420,560
      13,000   Biomet, Inc.                                         475,410
       7,000   C.R. Bard, Inc.                                      461,440
       6,000   Caremark Rx, Inc. (a)<F1>                            310,740
       8,000   Henry Schein, Inc. (a)<F1>                           349,120
      10,500   Medtronic, Inc.                                      604,485
       5,200   Respironics, Inc. (a)<F1>                            192,764
       6,000   Stryker Corp.                                        266,580
                                                                -----------
                                                                  3,081,099
                                                                -----------
               HOUSEHOLD & PERSONAL PRODUCTS - 5.1%
      10,500   Avon Products, Inc.                                  299,775
      12,000   Colgate-Palmolive Co.                                658,200
      13,300   The Estee Lauder Cos., Inc. - Class A                445,284
       6,000   Procter & Gamble Co.                                 347,280
                                                                -----------
                                                                  1,750,539
                                                                -----------
               INSURANCE - 2.3%
       8,000   Chubb Corp.                                          781,200
                                                                -----------
               MATERIALS - 6.4%
       7,000   Aptargroup, Inc.                                     365,400
      13,800   Bemis Co.                                            384,606
      12,000   Ecolab, Inc.                                         435,240
      11,000   Praxair, Inc.                                        582,560
       7,000   Sigma-Aldrich Corp.                                  443,030
                                                                -----------
                                                                  2,210,836
                                                                -----------
               MEDIA - 0.8%
       4,500   McClatchy Co. - Class A                              265,950
                                                                -----------
               PHARMACEUTICALS & BIOTECHNOLOGY - 8.3%
       6,000   Amgen, Inc. (a)<F1>                                  473,160
       9,000   GlaxoSmithKline PLC - ADR                            454,320
      10,000   Johnson & Johnson                                    601,000
      12,000   Mylan Laboratories, Inc.                             239,520
       9,000   Novartis AG - ADR                                    472,320
       9,000   Pfizer, Inc.                                         209,880
      10,000   Teva Pharmaceutical Industries, Ltd. - ADR           430,100
                                                                -----------
                                                                  2,880,300
                                                                -----------
               RETAILING - 4.0%
      12,000   Home Depot, Inc.                                     485,760
      17,500   Ross Stores, Inc.                                    505,750
      16,000   Staples, Inc.                                        363,360
         700   TJX Cos., Inc.                                        16,261
                                                                -----------
                                                                  1,371,131
                                                                -----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
      22,000   Applied Materials, Inc.                              394,680
      27,000   Intel Corp.                                          673,920
                                                                -----------
                                                                  1,068,600
                                                                -----------
               SOFTWARE & SERVICES - 4.8%
       7,400   Adobe Systems, Inc.                                  273,504
       5,500   Automatic Data Processing, Inc.                      252,395
      28,800   Microsoft Corp.                                      753,120
      31,000   Oracle Corp. (a)<F1>                                 378,510
                                                                -----------
                                                                  1,657,529
                                                                -----------
               TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
      16,000   Dell, Inc. (a)<F1>                                   479,840
      23,000   EMC Corp. (a)<F1>                                    313,260
       6,000   International Business Machines Corp.                493,200
      22,000   Nokia Corp. - ADR                                    402,600
       7,700   Zebra Technologies Corp. - Class A (a)<F1>           329,945
                                                                -----------
                                                                  2,018,845
                                                                -----------
               TELECOMMUNICATION SERVICES - 1.3%
         500   Alltel Corp.                                          31,550
       7,000   At&t, Inc.                                           171,430
       9,000   BellSouth Corp.                                      243,900
                                                                -----------
                                                                    446,880
                                                                -----------
               TRANSPORTATION - 1.7%
       8,000   United Parcel Service, Inc. - Class B                601,200
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $27,971,199)                                33,853,661
                                                                -----------
    PRINCIPAL
     AMOUNT
     ------
               BONDS - 1.5%
               MICROFINANCE SECURITIES - 1.5%
$    500,000   Blue Orchard Microfinance Securities I, LLC
               4.936%, 7/31/11+<F2>                                 515,000
                                                                -----------
               TOTAL BONDS
               (Cost $500,000)                                      515,000
                                                                -----------
     SHARES
     ------
               SHORT-TERM INVESTMENTS - 0.5%
               MONEY MARKET INVESTMENT - 0.5%
     173,865   Federated Cash Trust Money Market                    173,865
                                                                -----------
               TOTAL SHORT-TERM INVESTMENTS - 0.5%
               (Cost $173,865)                                      173,865
                                                                -----------
               TOTAL INVESTMENTS IN SECURITIES
               (Cost $28,645,064) - 99.9%                        34,542,526
               Other Assets in Excess of Liabilities - 0.1%          41,186
                                                                -----------
               NET ASSETS - 100.0%                              $34,583,712
                                                                -----------
                                                                -----------
(a)<F1>   Non-income producing security.
+<F2> Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at 12/31/2005 was as follows*<F3>

Cost of investments                       $28,645,064
Gross unrealized appreciation               6,326,749
                                             (429,287)
                                          -----------
Gross unrealized depreciation                      --
Net unrealized appreciation               $ 5,897,462

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -------------------------------------
                              Robert M. Slotky, President

     Date   February 22, 2006
            ------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   --------------------------
                                   Robert M. Slotky, President

     Date  February 22, 2006
           ---------------------------------------------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   --------------------------
                                   Eric W. Falkeis, Treasurer

     Date  February 23, 2006
           ---------------------------------------------------

*<F4> Print the name and title of each signing officer under his or her signature.